Subsequent events (Details) - Subsequent Events [Member] R$ in Thousands	1 Months Ended
Jul. 31, 2020 BRL (R$) a
Subsequent events (Textual)
Sale of land in area | a	1,714
Received sale of nominal value	R$ 7,500
Bananal Farm [Member] | Agreement [Member]
Subsequent events (Textual)
Sale of land in area | a	1,134
Nominal sale value	R$ 28,000
Sale of commitment	R$ 5,500